Document and Entity Information (CAD)	12 Months Ended
	Dec. 31, 2012	Apr. 16, 2013
Document And Entity Information
Entity Registrant Name	NXT Energy Solutions Inc.
Entity Central Index Key	0001009922
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		22,546,327
Entity Common Stock, Shares Outstanding		39,554,959
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Consolidated Balance Sheets (CAD)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	5,052,594	1,508,946
Short term investments	55,000	10,000
Restricted cash [note 3]	433,369
Accounts receivable	472,308	122,231
Work-in-progress	976,463	1,112,210
Prepaid expenses and other	140,649	43,105
Total current assets	7,130,383	2,796,492
Restricted cash [note 3]		74,135
Property and equipment [note 4]	327,839	404,301
Total assets	7,458,222	3,274,928
Current liabilities:
Accounts payable and accrued liabilities [note 5]	1,623,724	1,347,925
Deferred revenue	317,103	1,776,496
Capital lease obligation		8,591
Fair value of derivative instruments [note 12]	241,000
Net current liabilities	2,181,827	3,133,012
Long term liabilities:
Asset retirement obligation [note 6]	61,813	57,953
Total liabilities	2,243,640	3,190,965
Future operations [note 1]
Commitments and contingencies [note 15]
Subsequent events [note 18]
Shareholders' equity:
Preferred shares [note 8]: - authorized unlimited, Issued:10,000,000 Preferred shares	3,489,000	3,489,000
Common shares [note 7]: - authorized unlimited, Issued: 39,554,959 common shares (2011 - 34,757,396)	56,623,686	53,756,687
Contributed capital	5,406,193	5,205,301
Deficit	(61,015,232)	(63,077,960)
Accumulated other comprehensive income	710,935	710,935
Net Shareholders' equity	5,214,582	83,963
Total Liabilities and Shareholders' equity	7,458,222	3,274,928

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets Parenthetical
Preferred shares Issued	10,000,000	10,000,000
Common shares Issued	39,554,959	34,757,396

Consolidated Statements of Loss and Comprehensive Loss (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue
Survey revenue [note 16]	10,937,575	144,650	443,011
Expense
Survey cost	3,633,645	46,713	466,428
General and administrative	4,508,506	3,218,143	3,678,806
Stock based compensation expense [note 10]	265,000	344,800	577,815
Amortization of property and equipment	125,015	160,478	164,065
Total expense	8,532,166	3,770,134	4,887,114
Operating (loss) profit	2,405,409	(3,625,484)	(4,444,103)
Other expense (income)
Interest expense (income), net	2,744	(16,353)	(9,923)
Loss (gain) on foreign exchange	14,686	(28,209)	16,509
Oil and natural gas operations	15,273	3,679	665
Other expense	51,700		1,074
Change in fair value of derivative instruments [note 12]	(168,143)
Total other income (expense)	(83,740)	(40,883)	8,325
Income (loss) before income taxes	2,489,149	(3,584,601)	(4,452,428)
Income tax expense [note 13]	426,421
Income (loss) and comprehensive income (loss)	2,062,728	(3,584,601)	(4,452,428)
Income (loss) per share [note 9] - Basic	0.05	(0.1)	(0.14)
Income (loss) per share [note 9] - Diluted	0.04	(0.1)	(0.14)

Consolidated Statements of Cash Flows (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income (loss) for the year	2,062,728	(3,584,601)	(4,452,428)
Items not affecting cash:
Amortization and depreciation	125,015	160,478	164,065
Stock-based compensation expense	265,000	344,800	577,815
Accretion of asset retirement obligation	3,860	3,509	4,092
Change in fair value of derivative instruments [note 12]	(168,143)
Asset retirement obligations paid			(902)
Loss on sale of property			1,074
Total non-cash items	225,732	508,787	746,144
Total before working capital changes	2,288,460	(3,075,814)	(3,706,284)
Changes in non-cash working capital balances [note 14]	(1,495,468)	1,319,299	1,013,508
Net cash generated by (used in) operating activities	792,992	(1,756,515)	(2,692,776)
Financing activities
Repayment of capital lease obligation	(8,591)	(10,246)	(8,681)
Issue of common shares and warrants, net of issue costs	2,886,024	1,487,827
Exercise of stock options and warrants	326,010	438,900	54,518
Net cash generated by financing activities	3,203,443	1,916,481	45,837
Investing activities
Purchase of property and equipment	(48,553)	(38,975)	(55,516)
Decrease (increase) in restricted cash	(359,234)	27,721	(101,856)
Decrease (increase) in short term investments	(45,000)	895,651	(905,651)
Proceeds from sale of property and equipment			400
Net cash generated by (used in) investing activities	(452,787)	884,397	(1,062,623)
Net cash inflow (outflow)	3,543,648	1,044,363	(3,709,562)
Cash and cash equivalents, beginning of the year	1,508,946	464,583	4,174,145
Cash and cash equivalents, end of the year	5,052,594	1,508,946	464,583
Supplemental information:
Cash interest paid (received), net	2,744	(16,353)	(9,923)
Cash interest paid	426,421

Consolidated Statements of Shareholders' Equity (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Shares
Balance at beginning of the year	53,756,687	52,031,435	51,934,360
Issued upon exercise of warrants	278,760	420,000
Issued upon exercise of stock options	47,250	18,900	54,518
Issued through private placement, net of issue costs [note 7]	2,886,024	1,487,827
Value attributed to derivative instruments related to warrants issued in private placement financings [note 8 and 12]	(409,143)
Value attributed to warrants issued in private placement financing [note 7]		(329,386)
Transfer from contributed capital upon exercise of stock options and warrants	64,108	127,911	42,557
Balance at end of the year	56,623,686	53,756,687	52,031,435
Preferred Shares
Balance at beginning and end of the year	3,489,000	3,489,000	3,489,000
Contributed Capital
Balance at beginning of the year	5,205,301	4,659,026	3,939,953
Recognition of stock based compensation expense	265,000	344,800	761,630
Contributed capital transferred to common shares pursuant to exercise of options and warrants	(64,108)	(127,911)	(42,557)
Value attributed to warrants issued in private placement financing		329,386
Balance at end of the year	5,406,193	5,205,301	4,659,026
Deficit
Balance at beginning of the year	(63,077,960)	(59,493,359)	(55,040,931)
Net income (loss) and comprehensive income (loss) for the year	2,062,728	(3,584,601)	(4,452,428)
Balance at end of the year	(61,015,232)	(63,077,960)	(59,493,359)
Accumulated Other Comprehensive Income
Balance at beginning and end of the year	710,935	710,935	710,935
Total Shareholders' Equity at end of the year	5,214,582	83,963	1,397,037

History and Future Operations	12 Months Ended
Dec. 31, 2012
History And Future Operations
History and Future Operations

NXT Energy Solutions Inc. (the "Company" or "NXT") is a publicly traded company based in Calgary, Canada.

NXT owns a proprietary technology called Stress Field Detection ("SFD®"), an airborne survey system that is used in the oil and natural gas industry to help aid in identifying areas with hydrocarbon reservoir potential.  This technology was acquired from NXT's current Chief Executive Officer and President (the "CEO") under a technology transfer agreement (the "TTA") which has a term to December 31, 2015.  The TTA also involved the issuance by NXT of convertible Preferred Shares (see note 8).

Prior to 2006 the Company had engaged in extensive activities to develop, validate and obtain industry acceptance of SFD®, including conducting SFD® surveys for oil and gas industry partners on a cost recovery basis and participating as a joint venture partner in SFD® identified exploration wells.  By December 31, 2005 the Company had accumulated a deficit of approximately $47.6 million in conducting these activities.

This early period was effective in developing the SFD® technology to the point that the Company could commence the "commercialization" phase in 2006.  SFD® survey services began to be offered to potential clients engaged in oil and gas exploration activities with an initial focus on companies operating in the western Canadian sedimentary basin.  Subsequently, in 2008, NXT commenced to focus its sales activities towards international and frontier exploration markets.

NXT is still in the early stages of commercializing its SFD® technology, and the continued generation of positive cash flow from operations will depend largely on its ability to demonstrate the value of the SFD® survey system to a much wider client base.  NXT recognizes that this early commercialization phase can last for several years and that its' financial position is currently dependent upon a limited number of client projects, on obtaining additional financing when needed, and attracting future clients.

These consolidated financial statements have been prepared on a "going concern" basis in accordance with generally accepted accounting principles of the United States of America ("US GAAP").  The going concern basis of presentation assumes that NXT will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business.  There is substantial doubt about the appropriateness of the use of the going concern assumption, primarily due to current uncertainty about the timing and magnitude of future SFD® survey revenues.  NXT recognizes that it has limited ability to support operations significantly beyond 2013 without generating sufficient new revenue sources or securing additional financing if required.

NXT realized significant growth and improvement in its financial position in 2012, and is working to expand operations in order to generate ongoing positive net income and cash flow from operations in future years with its existing business model.  However, the occurrence and timing of this outcome cannot be predicted with certainty.  NXT's ability to continue as a going concern will also depend on its ability to further develop, and ultimately retain the SFD® technology that was acquired under the TTA.

These consolidated financial statements do not include any adjustments to amounts and classifications of assets and liabilities or reported expenses that would be necessary should NXT be unable to raise additional capital or generate sufficient net income and cash flow from operations as required in future years in order to continue as a going concern.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Significant Accounting Policies

Basis of presentation

These consolidated financial statements as at and for the year ended December 31, 2012 have been prepared by management in accordance with US GAAP and by applying the same accounting policies and methods as used in preparing the consolidated financial statements for the years ended December 31, 2011 and 2010.

Consolidation

These consolidated financial statements reflect the accounts of the Company and its wholly owned subsidiaries.  All significant inter-company balances and transactions among NXT and its subsidiaries have been eliminated and are therefore not reflected in these consolidated financial statements.

Estimates and Assumptions

The preparation of these consolidated financial statements requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, including the disclosure of contingent assets and liabilities, at the date of these consolidated financial statements as well as revenues and expenses recorded during the reporting periods.

Estimates made relate to allowances for doubtful accounts, estimated useful lives of assets, provisions for contingent liabilities, measurement of stock-based compensation expense, valuation of deferred tax assets, estimates for asset retirement obligations, the valuation of derivative and equity instruments and the preferred shares (which may include estimates of the likelihood that the conversion feature of the preferred shares will be achieved in future). The estimates and assumptions used are based upon management's best estimate. Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the period when determined. Actual results may differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and short term securities with an original maturity less than 90 days from the date of acquisition.

Short Term Investments

Short term investments are recorded at fair value, and include short term securities, held by a major Canadian chartered bank, with original maturity dates greater than 90 days but less than one year.

Revenue Recognition

Revenue from SFD® survey contracts (net of any related foreign sales tax) is recognized on a completed contract basis.  Amounts received or invoiced in advance of completion of the contract is reflected as deferred revenue and classified as a current liability.  All related survey expenditures and obligations related to uncompleted contracts are  reflected as work-in-progress and classified as current assets.  Upon completion of the related contract, unearned revenue and the related work-in-progress are reflected in the statement of income (loss) as either revenue or survey cost.  Sales commissions incurred on the contracts are included in survey costs.  Survey cost does not include any amortization or depreciation of property and equipment.

Derivative Instruments

Derivative instruments are recognized on the balance sheet at fair value with realized and unrealized gains (losses) recognized in the Consolidated Statement of income (loss).  Any outstanding derivatives are required to be included into one of three categories based on a fair value hierarchy (which in 2012 was Level III  - based on valuation techniques that refer to both observable and unobservable market data).  NXT does not apply hedge accounting to any of its derivatives.

Property and Equipment

Property and equipment is recorded at cost, less accumulated depreciation and amortization, which is recorded over the estimated service lives of the assets using the following annual rates and methods:

Computer hardware	30% declining balance
Computer software	100% declining balance
Furniture and other equipment	20% declining balance
Leasehold improvements	over the remaining term of the lease

Management periodically reviews the carrying values of  property and equipment to ensure that any impairment in value is recognized and reflected in results of operations.

Research and Development Expenditures

Research and development ("R&D") expenditures incurred to develop, improve and test the SFD® survey system and related components are expensed as incurred.  Any intellectual property that is acquired for the purpose of enhancing research and development projects, if there is no alternative use for the intellectual property, is expensed in the period acquired.  No significant R&D was incurred in the years ended 2010, 2011 and 2012.

Foreign Currency Translation

The Company's functional currency is the Canadian dollar. Revenues and expenses denominated in foreign currencies are translated into Canadian dollars at the average exchange rate for the applicable period. Shareholders' equity accounts are translated into Canadian dollars using the exchange rates in effect at the time of the transaction. Monetary assets and liabilities are translated into Canadian dollars at the exchange rate in affect at the end of the applicable period. Non monetary assets and liabilities (including work-in-progress and deferred revenue balances) are recorded at the relevant exchange rates for the period in which the balances arose. Any related foreign exchange gains and losses resulting from these translations are included in the determination of net income (loss) for the year.

Prior to 2010, NXT had active subsidiaries which had the US dollar as their functional currency.  Foreign currency translation adjustments related to the consolidation of these subsidiaries is the only component of accumulated other comprehensive income, which is included in shareholders' equity.

Income Taxes

NXT follows the asset and liability method of accounting for income taxes. This method recognizes deferred income tax assets and liabilities based on temporary differences in reported amounts for financial statement and income tax purposes, at the income tax rates expected to apply in the future periods when the temporary differences are expected to be reversed or realized.  The effect of a change in income tax rates on deferred income tax assets and deferred income tax liabilities is recognized in income in the period when the tax rate change is enacted.  Valuation allowances are provided when necessary to reduce deferred tax assets to the amount that is more likely than not to be realized.

Stock based compensation expense

NXT follows the fair value method of accounting for stock options that are granted to acquire common shares under NXT's stock option plan.  Under this method, an estimate of the fair value of the cost of stock options that are granted to employees, directors and consultants is calculated using the Black-Scholes option pricing model and charged to income over the future vesting period of the options, with a corresponding increase recorded in contributed capital.  Upon exercise of the stock options, the consideration received by NXT, and the related amount which was previously recorded in contributed capital, is recognized as an increase in the recorded value of common shares of the Company.

Stock-based compensation related to options granted to non-employees is periodically re-measured until the earlier of the completion of their service period or when the vesting period is completed.  Changes to the re-measured compensation are recognized in the period of change and amortized over the remaining life of the vesting period in the same manner as the original option.

Income (loss) per share

Basic income (loss) per share amounts are calculated by dividing net income (loss) by the weighted average number of common shares that are outstanding for the fiscal period.  Shares issued during the period are weighted for the portion of the period that the shares were outstanding.  Diluted income (loss) per share is computed using the treasury stock method, whereby the weighted average number of shares outstanding is increased to include any additional shares that would be issued from the assumed exercise of stock options and common share purchase warrants.  The incremental number of shares added under the treasury stock method assumes that outstanding stock options and warrants that are exercisable at exercise prices below the Company's average market price (or “in-the-money”) for the applicable fiscal period are exercised and then that number of incremental shares is reduced by the number of shares that could have been repurchased by the Company from the issuance proceeds, using the average market price of the Company’s shares for the applicable fiscal period.

No addition to the basic number of shares is made when calculating the diluted number of shares if the diluted per share amounts become anti-dilutive (such as occurs in the case of a net loss for the period).

Restricted cash	12 Months Ended
Dec. 31, 2012
Restricted Cash
Restricted cash

Restricted cash consists of US dollar money market securities (plus accrued interest) which have been deposited by NXT with financial institutions as security in order for these institutions to issue bank letters of credit for the benefit of third party clients.   These letters of credit include contractual performance bonds related to conducting certain SFD® surveys.

	2012	2011

Total restricted cash	$433,369	$74,135
Less current portion, amounts scheduled to be released to NXT within 12 months	(433,369)	-

	$-	$74,135

Property and equipment	12 Months Ended
Dec. 31, 2012
Property And Equipment
Property and equipment
	2012	2011

Survey equipment	$623,081	$610,230
Furniture and other equipment	528,420	526,105
Computers and software	1,080,302	1,046,915
Leasehold improvements	382,157	382,157
	2,613,960	2,565,407
Less accumulated depreciation, amortization and impairment	(2,286,121)	(2,161,106)

	$327,839	$404,301

Included in furniture and other equipment are assets held under capital lease agreements which have a net book value as follows:

	2012	2011

Cost	$-	$35,000
Accumulated amortization	-	(22,028)
	$-	$12,972

Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2012
Accounts Payable And Accrued Liabilities
Accounts payable and accrued liabilities
	2012	2011
Accrued liabilities related to:
Consultants and professional fees	$114,640	$167,500
Commissions payable on survey contracts	-	122,400
Survey expenses	29,686	18,508
Board of Directors' fees	60,000	98,612
Wages and bonuses payable	351,780	183,198
Vacation pay	51,078	81,042
	607,184	671,260
Trade payables, payroll withholdings and other	1,016,540	676,665
	$1,623,724	$1,347,925

Asset retirement obligation	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation
Asset retirement obligation

Asset retirement obligations ("ARO") relate to oil and natural gas wells in which NXT has outstanding abandonment and reclamation obligations in accordance with government regulations. The Company's obligation relates to its interests in 8 gross (1.1 net) wells that were drilled in the years 2000 through 2004. ARO have an estimated future liability of approximately $62,000 and is based on estimates of the future timing and costs to remediate, reclaim and abandon the wells within the next three years.  The net present value of the ARO is as noted below, and has been calculated using an inflation rate of 3.4% and discounted using a credit-adjusted risk-free interest rate of 10%.

	2012	2011	2010

Asset retirement obligation, beginning of the year	$57,953	$54,444	$51,254
Accretion expense	3,860	3,509	4,092
Costs incurred	-	-	(902)
Asset retirement obligation, end of the year	$61,813	$57,953	$54,444

Common shares	12 Months Ended
Dec. 31, 2012
CommonShares
Common shares

The Company is authorized to issue an unlimited number of common shares, of which the following are issued and outstanding:

	# of Shares	$ Amount

As at December 31, 2009	30,726,796	$51,934,360
Transactions during the year ended December 31, 2010
Issued on exercise of stock options	100,000	54,518
Transfer from contributed surplus upon exercise of stock options	-	42,557
As at December 31, 2010	30,826,796	52,031,435
Transactions during the year ended December 31, 2011
Issued through private placement, net of issue costs (i)	3,200,600	1,487,827
Value attributed to warrants issued in the private placement financing (i)	-	(329,826)
Issued on exercise of stock options	30,000	18,900
Issued on exercise of warrants	700,000	420,000
Transfer from contributed surplus upon exercise of stock options and warrants	-	127,911
As at December 31, 2011	34,757,396	53,756,247
Transactions during the year ended December 31, 2012
Issued through private placement financings, net of issue costs (ii)	4,258,005	2,886,024
Value attributed to warrants issued in the private placement financings (ii)	-	(409,143)
Issued on exercise of stock options	75,000	47,250
Issued on exercise of warrants	464,558	278,760
Transfer from contributed surplus upon exercise of stock options and warrants	-	64,108

As at December 31, 2012	39,554,959	$56,623,246

(i) On February 16, 2011 NXT closed a non-brokered private placement (the "2011 Placement") for aggregate proceeds of $1,600,300 ($1,487,827 net of costs incurred of $112,473) including $40,000 subscribed for by two Officers of the Company.  NXT issued a total of 3,200,600 units at a price of $0.50 per unit, with each unit consisting of one NXT common share and one warrant, with each warrant entitling the holder to acquire an additional common share at a price of $0.60 per share on or before the expiry date of February 16, 2012 (see also note 11).  In connection with closing of the 2011 Placement, NXT paid finder's fees which included $72,600 cash and 145,320 warrants, which had the same terms as the other warrants that were issued.

The common shares were recorded at a value equal to the net proceeds received of $1,488,267 and reduced by $329,386 which was the estimated fair value attributed to the 3,345,920 warrants that were issued in the 2011 Placement.

(ii) In March and May 2012, NXT conducted private placement financings (the "2012 Financings") which consisted of units issued at a price of US $0.75 (the "Units"). Each Unit consisted of one NXT common share and one warrant (the "Warrants") to purchase an additional NXT common share at a price of US $1.20. The Warrants have a term of two years from the date of issue, and the expiry can be accelerated at the option of NXT in the event that it issues a press release advising that its common shares have traded on the US OTCBB Exchange at a price exceeding US $1.50 for 20 consecutive trading days. Any Warrants subject to acceleration shall expire 30 days after such notice.

In connection with the 2012 Financings, NXT paid finder's fees totalling US $183,612 and issued a total of 244,816 finder's warrants (which have the same terms as the Warrants noted above).  The 2012 Financings had three separate closings in March, 2012 and one on May 4, 2012, which are summarized as follows:

	March,	May 4,
	2012	2012	total

Proceeds (in US dollars)	$2,216,005	$977,500	$3,193,505

Number of common shares issued	2,954,672	1,303,333	4,258,005

Number of Warrants issued	2,954,672	1,303,333	4,258,005
Number of finder's warrants issued	162,416	82,400	244,816
	3,117,088	1,385,733	4,502,821

Two Officers of the Company subscribed for a total of US $40,000 of the 2012 Financings.

The common shares that were issued under the 2012 Financings were recorded at a value equal to the proceeds received of $3,183,132 ($2,886,024, net of related issue costs totalling $297,108), and reduced by $409,143 which was the estimated fair value attributed to the 4,502,821 Warrants that were issued (see also note 11).

Preferred shares	12 Months Ended
Dec. 31, 2012
PreferredShares
Preferred shares

The Company is authorized to issue an unlimited number of preferred shares, issuable in series.

In 2005, the Company issued 10,000,000 series 1 preferred shares (the "Preferred Shares") to its CEO pursuant to the execution of the Technical Transfer Agreement (see note 1) in exchange for the rights to utilize the SFD® technology for hydrocarbon exploration.

These Preferred Shares are non-voting, and are conditionally convertible into NXT common shares under the following terms:

●	2,000,000 of the Preferred Shares became convertible into common shares upon issue. In April 2013, the holder gave notice to NXT to formally convert (effective April 30, 2013) these 2,000,000 Preferred Shares into 2,000,000 common shares.
●	The remaining 8,000,000 Preferred Shares are subject to conditions related to potential future conversion. They may become convertible into common shares in four separate increments of 2,000,000 Preferred Shares each, should NXT achieve specified cumulative revenue thresholds of US $50 million, US $100 million, US $250 million and US $500 million prior to December 31, 2015.
●	An additional bonus of 1,000,000 Preferred Shares are issuable in the event that cumulative revenues exceed US $500 million.
●	Cumulative revenue is defined as the sum of total revenue earned plus proceeds from the sale of assets accumulated since January 1, 2007, all denominated in United States dollars, and calculated in accordance with generally accepted accounting principles.
●	In the event that the final cumulative revenue threshold of US $500 million is not achieved by December 31, 2015, NXT has the option to either redeem any remaining unconverted Preferred Shares for a price of $0.001 per share and forfeit its rights to the SFD® technology, or elect to retain the ownership of the SFD® technology by converting all of the remaining Preferred Shares into common shares.

The Preferred Shares do not participate in any dividends, and are not transferable except with the consent of the Board of Directors of NXT.

As at December 31, 2012, the Company had generated cumulative revenue of approximately US $23.1 million (December 31, 2011 - US $12.2 million) that is eligible to be applied to the above noted conversion thresholds.

The Preferred Shares were originally recorded at their estimated fair value as at December 31, 2005, with the total substantially assigned to the portion which was immediately convertible.  The remaining Preferred Shares were assigned a nominal value, reflecting the uncertainty that the required revenue objectives would be achieved to allow conversion into common shares, as follows:

	# of Preferred	recorded
	Shares	value
convertible upon issue effective December 31, 2005	2,000,000	$3,256,400
conditionally convertible on or before December 31, 2015	8,000,000	232,600
	10,000,000	3,489,000

Income (loss) per share	12 Months Ended
Dec. 31, 2012
Income Loss Per Share
Income (loss) per share
	2012	2011	2010

Net income (loss) for the year	$2,062,728	$(3,584,601)	$(4,452,428)

Weighted average number of common shares outstanding
Basic	40,453,392	35,696,620	32,774,974
Additional shares related to assumed exercise of
stock options under treasury stock method	337,070	-
Contingently issuable preferred shares	8,000,000	-
Diluted	48,790,462	35,696,620	32,774,974

Income (loss) per share - Basic	$0.05	$(0.10)	$(0.14)
Income (loss) per share - Diluted	$0.04	$(0.10)	$(0.14)

A total of 2,000,000 of the Preferred Shares (see note 8) are included in the above noted basic income (loss) per share calculations, as the criteria for them to convert to common shares have been met for each period.  The remaining 8,000,000 Preferred Shares are contingently issuable, and are included in the diluted number of shares outstanding .

In periods in which a loss results, all outstanding stock options, common share purchase warrants and certain of the Preferred Shares are excluded from the diluted loss per share calculations as they are anti-dilutive.

Stock options	12 Months Ended
Dec. 31, 2012
Stock Options
Stock options

The following is a summary of stock options which are outstanding as at December 31, 2012:

	# of	# of	average
exercise	stock options	stock options	remaining contractual
price	outstanding	exercisable	life (years)

$0.45	105,600	105,600	2.8
$0.53	150,000	100,000	1.0
$0.63	450,000	450,000	1.6
$0.75	395,000	-	4.5
$0.76	90,000	-	5.0
$0.86	815,000	-	4.6
$0.89	150,000	-	4.1
$1.16	435,000	255,000	3.6
$1.20	300,000	60,000	4.6
	2,890,600	970,600	3.7

A continuity of the number of stock options outstanding at the end of each of the last three years ended December 31 is as follows:

	2012		2011
		weighted		weighted
	# of	average	# of	average
	stock options	exercise price	stock options	exercise price

Outstanding at beginning of the year	2,473,100	$1.02	2,134,804	$0.62
Granted	1,900,000	$0.89	1,054,800	$1.58
Forfeited	(390,268)	$1.72	(398,300)	$0.65
Expired unexercised	(877,232)	$1.05	(288,204)	$0.63
Cancelled	(140,000)	$0.63	-	-
Exercised	(75,000)	$0.63	(30,000)	$0.63
Options outstanding as at end of the year	2,890,600	$0.86	2,473,100	$1.02
Options exercisable as at end of the year	970,600	$0.86	1,538,100	$0.68

	2010
		weighted
	# of	average
	stock options	exercise price

Outstanding at beginning of the year	2,757,204	$1.76
Granted	248,900	$0.62
Forfeited	(431,300)	$1.48
Expired unexercised	(340,000)	$0.66
Cancelled	(2,113,204)	$1.94
Granted on re-pricing in 2010	2,113,204	$0.63
Exercised	(100,000)	$0.55
Options outstanding as at end of the year	2,134,804	$0.62
Options exercisable as at end of the year	1,737,637	$0.61

Stock options granted generally expire, if unexercised, five years from the date granted and entitlement to exercise vests at a rate of one-third at the end of each of the first three years following the date of grant, except as otherwise noted below.

●	A total of 300,000 stock options were granted in August, 2012, with an average exercise price of $1.20, expiring August 2017, and with 20% of the options vesting after each 3 month period.
●	In July 2012 a total of 830,000 stock options with an exercise price of $0.86 were granted to Directors and Officers of NXT. In addition, two Directors of NXT surrendered for cancellation a total of 140,000 vested stock options, which had an exercise price of $0.63 per share, and an expiry date of December 12, 2012.
●	A total of 400,000 stock options were granted in December, 2011, at an average exercise price of $2.50, expiring June 1, 2013, and with 25% of the options vesting after each 3 month period. In 2012, a total of 200,000 of these options were forfeited and the remaining 200,000 expired.
●	A total of 214,800 of the 504,800 stock options which were granted in July, 2011 at an exercise price of $1.16 per share had immediate vesting.
●	In January, 2011 an Officer of the Company was granted 150,000 options at an excise price of $0.53 per share, and with one third of the options vesting at the date of grant and one-third vesting at the end of each of the following two years. These options will expire three years from the date of grant.

On December 8, 2010, following approval by the Company's shareholders,  a total of  2,113,204 stock options (which had an average original exercise price of U.S. $2.04) were re-priced to an exercise price of Cdn. $0.63 per share.  All of these re-priced options retained the rest of their original terms, and were treated for accounting purposes as a modification of the previously issued options. The re-pricing included a total of 1,615,000 options held by Directors and Officers of the Company which had an average exercise price of U.S. $2.35 per share.

Stock based compensation expense is calculated based on the fair value attributed to grants of stock options using the Black-Scholes valuation model and utilizing the following weighted average assumptions:

	2012	2011	2010

Stock based compensation expense for the period	$265,000	$344,800	$577,815
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	4.0	2.8	1.8
Expected volatility in the price of common shares	79%	111%	92%
Risk free interest rate	1.0%	1.5%	1.5%
Weighted average fair market value per share at grant date	$0.52	$0.57	$0.27
Intrinsic (or "in-the-money") value per share of options exercised	$0.13	$0.22	$0.53

As of December 31, 2012 there was $967,000 (December 31, 2011 - $338,000) of unamortized stock based compensation expense related to non-vested stock options.  This amount will be recognized in future expense over the remaining vesting periods of the underlying stock options.

Warrants to purchase common shares	12 Months Ended
Dec. 31, 2012
Warrants To Purchase Common Shares
Warrants to purchase common shares
The following is a summary of outstanding warrants to purchase common shares:

				Exercise
		Exercise	# of	proceeds
		price	warrants	received

Outstanding as at January 1, 2009 and 2010			-	$-
Issued on February, 2011 private placement (i)		$0.60	3,345,920	-
Exercised in 2011			(700,000)	420,000
Outstanding as at December 31, 2011			2,645,920	420,000
Exercised in 2012			(464,558)	278,760
Expired on February 16, 2012			(2,181,362)	-
			-	698,760
Issued on March and May, 2012 private placement financings (ii)		$ US 1.20	4,502,821
Outstanding as at December 31, 2012			4,502,821

These warrants expire in 2014 as follows:	March 7, 2014		2,096,175
	March 19, 2014		415,000
	March 30, 2014		605,913
	May 4, 2014		1,385,733
			4,502,821

(i)  In February, 2011 NXT closed a private placement financing of Units (see note 7(i)) which included a total of 3,345,920 warrants which had an exercise price of $0.60 and an expiry date of February 16, 2012.  The estimated fair value attributed to the warrants that were issued in 2011 was $329,386 (see note 12(2)).

(ii) The estimated fair value attributed to the 4,502,821 total US$ Warrants that were issued in the 2012 Financing (see note 7(ii)) was $409,143, determined using the weighted average assumptions listed in note 12(2).

Financial instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments
Financial instruments

1) Non-derivative financial instruments

The Company's non-derivative financial instruments consist of cash and cash equivalents, short term investments, restricted cash, accounts receivable, and accounts payables and accrued liabilities. The carrying value of these financial instruments approximates their fair values due to their short terms to maturity. NXT is not exposed to significant interest or credit risks arising from these financial instruments. NXT is exposed to foreign exchange risk as a result of holding U.S. and Colombian denominated financial instruments.

2) Derivative financial instruments

As the exercise price of the Warrants issued in 2012 (see note 7) is in US dollars, which is a currency other than the functional currency of NXT, the fair value of this derivative financial instrument, is required to be reflected as a derivative on the balance sheet. The amount recorded for this instrument, which is included with current liabilities, will be adjusted to fair value at each period end over the life of the Warrants, with the changes in fair value reflected in earnings.

Under US GAAP fair value measurement standards, financial instruments that are recorded at fair value on a recurring basis are required to be classified into one of three categories based upon a fair value hierarchy. The Company's only financial instruments recorded at fair value on a recurring basis are the US dollar denominated warrants. NXT has classified these derivative financial instruments as level III where the fair value is determined by using valuation techniques that refer to both observable and unobservable market data. The valuation model was based on the Black-Scholes inputs noted below, as well as a discount to reflect the potential dilution impact upon exercise of the warrants and NXT's low stock market liquidity.

A continuity of the fair value of derivative instruments balance is as follows:

	2012	2011

Balance, start of the year	$-	$-
Value attributed to US$ common share purchase warrants issued
in 2012 Financings (see note 7(ii))	409,143	-
Change in fair value during the year	(168,143)	-

	$241,000	$-

The value attributed to warrants that have been issued by NXT was calculated at issuance using the Black-Scholes valuation model utilizing the following weighted average assumptions:

	2012	2011

Expected dividends paid per common share	Nil	Nil
Expected life in years	1	0.8
Expected volatility in the price of common shares	66%	94%
Risk free interest rate	1.0%	1.5%
Weighted average fair market value per warrant issued	$ US 0.05	$0.14

Income tax expense	12 Months Ended
Dec. 31, 2012
Income Tax Expense
Income tax expense

NXT periodically earns revenues while operating outside of Canada as a non-resident within certain foreign jurisdictions.  Payments made to NXT for services rendered to clients in such countries may be subject to withholding taxes, which are only recoverable in certain circumstances.  During 2012, NXT incurred foreign withholding taxes on a portion of its revenues that were generated in Latin and South America.  Although such foreign taxes paid can potentially be utilized in Canada as a foreign tax credit against future taxable earnings from the foreign jurisdictions, a full valuation allowance has been provided against this benefit.

Income tax expense is different from the expected amount that would be computed by applying the statutory Canadian federal and provincial income tax rates to NXT's income (loss) before income taxes as follows:

	2012	2011	2010

Net income (loss) before income taxes	$2,489,149	$(3,584,601)	$(4,452,428)
Canadian statutory income tax rate	25.0%	26.5%	28.0%
Income tax (recovery) at statutory income tax rate	622,287	(949,919)	(1,246,680)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	12,149	100,736	161,788
Non-capital losses expiring in the year	-	373,240	205,156
Foreign exchange adjustment	42,389	(42,965)	103,007
Tax rate reduction	-	48,066	842,818
Other	(2,148)	(2,715)	12,226
	674,677	(473,557)	78,315
Change in valuation allowance	(674,677)	473,557	(78,315)
Income taxes paid in foreign jurisdictions	426,421	-	-
Current income tax expense	$426,421	$-	$-

The Company has significant unrecorded deferred income tax assets for which a full valuation allowance has been provided due to uncertainty regarding their potential utilization, as follows:

	2012	2011	2010
Net operating losses carried forward:
USA (expiration dates 2020 to 2026)	$1,908,285	$2,014,577	$1,970,205
Canada (expiration dates 2014 to 2031)	3,269,542	3,805,274	3,410,240
Timing differences on property and equipment and financing costs	2,132,545	2,177,153	2,051,012
	7,310,372	7,997,004	7,431,457
Less valuation allowance	(7,310,372)	(7,997,004)	(7,431,457)
	-	-	-

Certain income taxation years remain subject to review and assessment by the relevant tax authorities in Canada and the United States.  NXT has no unrecorded tax benefits and no amounts are included in these consolidated financial statements for amounts related to interest and penalties on income tax balances.

Changes in non-cash working capital	12 Months Ended
Dec. 31, 2012
Changes In Non-Cash Working Capital
Changes in non-cash working capital

The change in non-cash working capital is comprised of:

	2012	2011	2010

Accounts receivable	(350,077)	(119,160)	1,139,309
Work-in-progress	135,747	(1,112,210)	-
Prepaid expenses	(97,544)	2,836	7,347
Accounts payable and accrued liabilities	275,799	771,337	(133,148)
Deferred revenue	(1,459,393)	1,776,496	-
	(1,495,468)	1,319,299	1,013,508
Portion attributable to:
Operating activities	(1,495,468)	1,319,299	1,013,508
Financing activities	-	-	-
Investing activities	-	-	-
	(1,495,468)	1,319,299	1,013,508

Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies
Commitments and contingencies
NXT has an operating lease commitment on its Calgary office space for a term through April 30, 2015 at a minimum monthly lease payment of $26,138 (including estimated operating costs). As at December 31, 2012, the estimated remaining minimum annual lease commitment is as follows:

for the	total minimum
year ending	lease
December 31	payments

2013	$304,382
2014	304,382
2015	101,461
710,225

Payments for this premises lease were $353,379 for the year ended December 31, 2012 (2011 - $347,130, 2010 - $358,642).

NXT currently does not own any of the aircraft which are used in its' survey operations, but has an annual agreement (which expires in January, 2014) to utilize a minimum annual volume of aircraft charter hours.  The contract has a minimum commitment of $317,000 for 2013.

In 2003 NXT was named as one of several defendants in a statement of claim related to an aircraft crash.  The plaintiffs alleged that all defendants were in breach of an aircraft ferry flight contract and were seeking damages of $450,000, but did not pursue their claim against NXT for over six years.  NXT was not a party to the contract and its position was that the claim was without merit.  The claim against NXT was discontinued in October 2012.

Geographic information	12 Months Ended
Dec. 31, 2012
Geographic Information
Geographic information

NXT conducts all of its survey operations from its head office in Canada, and has a one person administrative office in Colombia.  NXT has no long term assets outside of Canada.  Revenues were derived by geographic area as follows:

	2012	2011	2010

Colombia	$2,858,221	$-	$443,011
Argentina	1,675,820	-	-
Mexico	5,727,392	-	-
Guatemala	676,142	-	-
United States of America	-	144,650	-
	10,937,575	144,650	443,011

The Company's 2012 revenues were derived from a total of four clients, of which the two largest represented 78% of 2012 revenues (100% from one client in each of 2011 and 2010).

Other related party transactions	12 Months Ended
Dec. 31, 2012
Other Related Party Transactions
Other related party transactions

NXT retains as legal counsel a law firm of which one of its Directors is a partner.  In 2012, NXT incurred legal fees and share issuance costs totalling $80,550 (2011 - $52,234, 2010 - $15,219) with this firm, for which a total of $11,112 is included in accounts payable as at December 31, 2012 (December 31, 2011 - $8,719).

Accounts payable and accrued liabilities includes a total of $63,820 (2011 - $4,681) related to re-imbursement of expenses owing to persons who are Directors and Officers of NXT.

In 2011, NXT conducted a US $150,000 SFD® survey contract with a client which has a board member who is a Director of NXT.

Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent events

Subsequent to December 31, 2012, NXT issued the following stock options (with a term of 5 years and 3 year vesting) to certain of its Directors & Officers:

	date	exercise	# of stock
	issued	price	options

NXT Director	January 25, 2013	$0.76	150,000
NXT Officer	April 1, 2013	$0.66	150,000
			300,000

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies Policies
Basis of presentation

These consolidated financial statements as at and for the year ended December 31, 2012 have been prepared by management in accordance with US GAAP and by applying the same accounting policies and methods as used in preparing the consolidated financial statements for the years ended December 31, 2011 and 2010.

Consolidation

These consolidated financial statements reflect the accounts of the Company and its wholly owned subsidiaries.  All significant inter-company balances and transactions among NXT and its subsidiaries have been eliminated and are therefore not reflected in these consolidated financial statements.

Estimates and Assumptions

The preparation of these consolidated financial statements requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, including the disclosure of contingent assets and liabilities, at the date of these consolidated financial statements as well as revenues and expenses recorded during the reporting periods.

Estimates made relate to allowances for doubtful accounts, estimated useful lives of assets, provisions for contingent liabilities, measurement of stock-based compensation expense, valuation of deferred tax assets, estimates for asset retirement obligations, the valuation of derivative and equity instruments and the preferred shares (which may include estimates of the likelihood that the conversion feature of the preferred shares will be achieved in future). The estimates and assumptions used are based upon management's best estimate. Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the period when determined. Actual results may differ from those estimates.

Cash and Cash Equivalents	Cash and cash equivalents consist of cash on hand and short term securities with an original maturity less than 90 days from the date of acquisition.
Short Term Investments	Short term investments are recorded at fair value, and include short term securities, held by a major Canadian chartered bank, with original maturity dates greater than 90 days but less than one year.
Revenue Recognition

Revenue from SFD® survey contracts (net of any related foreign sales tax) is recognized on a completed contract basis.  Amounts received or invoiced in advance of completion of the contract is reflected as deferred revenue and classified as a current liability.  All related survey expenditures and obligations related to uncompleted contracts are  reflected as work-in-progress and classified as current assets.  Upon completion of the related contract, unearned revenue and the related work-in-progress are reflected in the statement of income (loss) as either revenue or survey cost.  Sales commissions incurred on the contracts are included in survey costs.  Survey cost does not include any amortization or depreciation of property and equipment.

Derivative Instruments

Derivative instruments are recognized on the balance sheet at fair value with realized and unrealized gains (losses) recognized in the Consolidated Statement of income (loss).  Any outstanding derivatives are required to be included into one of three categories based on a fair value hierarchy (which in 2012 was Level III  - based on valuation techniques that refer to both observable and unobservable market data).  NXT does not apply hedge accounting to any of its derivatives.

Property and Equipment

Property and equipment is recorded at cost, less accumulated depreciation and amortization, which is recorded over the estimated service lives of the assets using the following annual rates and methods:

Computer hardware	30% declining balance
Computer software	100% declining balance
Furniture and other equipment	20% declining balance
Leasehold improvements	over the remaining term of the lease

Management periodically reviews the carrying values of  property and equipment to ensure that any impairment in value is recognized and reflected in results of operations.

Research and Development Expenditures

Research and development ("R&D") expenditures incurred to develop, improve and test the SFD® survey system and related components are expensed as incurred.  Any intellectual property that is acquired for the purpose of enhancing research and development projects, if there is no alternative use for the intellectual property, is expensed in the period acquired.  No significant R&D was incurred in the years ended 2010, 2011 and 2012.

Foreign Currency Translation

The Company's functional currency is the Canadian dollar. Revenues and expenses denominated in foreign currencies are translated into Canadian dollars at the average exchange rate for the applicable period. Shareholders' equity accounts are translated into Canadian dollars using the exchange rates in effect at the time of the transaction. Monetary assets and liabilities are translated into Canadian dollars at the exchange rate in affect at the end of the applicable period. Non monetary assets and liabilities (including work-in-progress and deferred revenue balances) are recorded at the relevant exchange rates for the period in which the balances arose. Any related foreign exchange gains and losses resulting from these translations are included in the determination of net income (loss) for the year.

Prior to 2010, NXT had active subsidiaries which had the US dollar as their functional currency.  Foreign currency translation adjustments related to the consolidation of these subsidiaries is the only component of accumulated other comprehensive income, which is included in shareholders' equity.

Income Taxes

NXT follows the asset and liability method of accounting for income taxes. This method recognizes deferred income tax assets and liabilities based on temporary differences in reported amounts for financial statement and income tax purposes, at the income tax rates expected to apply in the future periods when the temporary differences are expected to be reversed or realized.  The effect of a change in income tax rates on deferred income tax assets and deferred income tax liabilities is recognized in income in the period when the tax rate change is enacted.  Valuation allowances are provided when necessary to reduce deferred tax assets to the amount that is more likely than not to be realized.

Stock based compensation expense

NXT follows the fair value method of accounting for stock options that are granted to acquire common shares under NXT's stock option plan.  Under this method, an estimate of the fair value of the cost of stock options that are granted to employees, directors and consultants is calculated using the Black-Scholes option pricing model and charged to income over the future vesting period of the options, with a corresponding increase recorded in contributed capital.  Upon exercise of the stock options, the consideration received by NXT, and the related amount which was previously recorded in contributed capital, is recognized as an increase in the recorded value of common shares of the Company.

Stock-based compensation related to options granted to non-employees is periodically re-measured until the earlier of the completion of their service period or when the vesting period is completed.  Changes to the re-measured compensation are recognized in the period of change and amortized over the remaining life of the vesting period in the same manner as the original option.

Income (loss) per share

Basic income (loss) per share amounts are calculated by dividing net income (loss) by the weighted average number of common shares that are outstanding for the fiscal period.  Shares issued during the period are weighted for the portion of the period that the shares were outstanding.  Diluted income (loss) per share is computed using the treasury stock method, whereby the weighted average number of shares outstanding is increased to include any additional shares that would be issued from the assumed exercise of stock options and common share purchase warrants.  The incremental number of shares added under the treasury stock method assumes that outstanding stock options and warrants that are exercisable at exercise prices below the Company's average market price (or “in-the-money”) for the applicable fiscal period are exercised and then that number of incremental shares is reduced by the number of shares that could have been repurchased by the Company from the issuance proceeds, using the average market price of the Company’s shares for the applicable fiscal period.

No addition to the basic number of shares is made when calculating the diluted number of shares if the diluted per share amounts become anti-dilutive (such as occurs in the case of a net loss for the period).

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies Tables
Property and equipment is recorded at cost

Property and equipment is recorded at cost, less accumulated depreciation and amortization, which is recorded over the estimated service lives of the assets using the following annual rates and methods:

Computer hardware	30% declining balance
Computer software	100% declining balance
Furniture and other equipment	20% declining balance
Leasehold improvements	over the remaining term of the lease

Restricted cash (Tables)	12 Months Ended
Dec. 31, 2012
Restricted Cash Tables
Letters of credit

These letters of credit include contractual performance bonds related to conducting certain SFD® surveys.

	2012	2011

Total restricted cash	$433,369	$74,135
Less current portion, amounts scheduled to be released to NXT within 12 months	(433,369)	-

	$-	$74,135

Property and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property And Equipment Tables
Property and equipment
	2012	2011

Survey equipment	$623,081	$610,230
Furniture and other equipment	528,420	526,105
Computers and software	1,080,302	1,046,915
Leasehold improvements	382,157	382,157
	2,613,960	2,565,407
Less accumulated depreciation, amortization and impairment	(2,286,121)	(2,161,106)

	$327,839	$404,301

Furniture and other equipment under capital lease agreements

Included in furniture and other equipment are assets held under capital lease agreements which have a net book value as follows:

	2012	2011

Cost	$-	$35,000
Accumulated amortization	-	(22,028)
	$-	$12,972

Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable And Accrued Liabilities Tables
Accounts payable and accrued liabilities
	2012	2011
Accrued liabilities related to:
Consultants and professional fees	$114,640	$167,500
Commissions payable on survey contracts	-	122,400
Survey expenses	29,686	18,508
Board of Directors' fees	60,000	98,612
Wages and bonuses payable	351,780	183,198
Vacation pay	51,078	81,042
	607,184	671,260
Trade payables, payroll withholdings and other	1,016,540	676,665
	$1,623,724	$1,347,925

Asset retirement obligation (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Tables
Net present value of the ARO

The net present value of the ARO is as noted below, and has been calculated using an inflation rate of 3.4% and discounted using a credit-adjusted risk-free interest rate of 10%.

	2012	2011	2010

Asset retirement obligation, beginning of the year	$57,953	$54,444	$51,254
Accretion expense	3,860	3,509	4,092
Costs incurred	-	-	(902)
Asset retirement obligation, end of the year	$61,813	$57,953	$54,444

Common shares (Tables)	12 Months Ended
Dec. 31, 2012
Common Shares Tables
Common shares
The Company is authorized to issue an unlimited number of common shares, of which the following are issued and outstanding:

	# of Shares	$ Amount

As at December 31, 2009	30,726,796	$51,934,360
Transactions during the year ended December 31, 2010
Issued on exercise of stock options	100,000	54,518
Transfer from contributed surplus upon exercise of stock options	-	42,557
As at December 31, 2010	30,826,796	52,031,435
Transactions during the year ended December 31, 2011
Issued through private placement, net of issue costs (i)	3,200,600	1,487,827
Value attributed to warrants issued in the private placement financing (i)	-	(329,826)
Issued on exercise of stock options	30,000	18,900
Issued on exercise of warrants	700,000	420,000
Transfer from contributed surplus upon exercise of stock options and warrants	-	127,911
As at December 31, 2011	34,757,396	53,756,247
Transactions during the year ended December 31, 2012
Issued through private placement financings, net of issue costs (ii)	4,258,005	2,886,024
Value attributed to warrants issued in the private placement financings (ii)	-	(409,143)
Issued on exercise of stock options	75,000	47,250
Issued on exercise of warrants	464,558	278,760
Transfer from contributed surplus upon exercise of stock options and warrants	-	64,108

As at December 31, 2012	39,554,959	$56,623,246

Financings 2012

The 2012 Financings had three separate closings in March, 2012 and one on May 4, 2012, which are summarized as follows:

	March,	May 4,
	2012	2012	total

Proceeds (in US dollars)	$2,216,005	$977,500	$3,193,505

Number of common shares issued	2,954,672	1,303,333	4,258,005

Number of Warrants issued	2,954,672	1,303,333	4,258,005
Number of finder's warrants issued	162,416	82,400	244,816
	3,117,088	1,385,733	4,502,821

Preferred shares (Tables)	12 Months Ended
Dec. 31, 2012
Preferred Shares Tables
Preferred Shares conversion into common shares

The remaining Preferred Shares were assigned a nominal value, reflecting the uncertainty that the required revenue objectives would be achieved to allow conversion into common shares, as follows:

	# of Preferred	recorded
	Shares	value
convertible upon issue effective December 31, 2005	2,000,000	$3,256,400
conditionally convertible on or before December 31, 2015	8,000,000	232,600
	10,000,000	3,489,000

Income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2012
Income Loss Per Share Tables
Income (loss) per share
	2012	2011	2010

Net income (loss) for the year	$2,062,728	$(3,584,601)	$(4,452,428)

Weighted average number of common shares outstanding
Basic	40,453,392	35,696,620	32,774,974
Additional shares related to assumed exercise of
stock options under treasury stock method	337,070	-
Contingently issuable preferred shares	8,000,000	-
Diluted	48,790,462	35,696,620	32,774,974

Income (loss) per share - Basic	$0.05	$(0.10)	$(0.14)
Income (loss) per share - Diluted	$0.04	$(0.10)	$(0.14)

Stock options (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options Tables
Summary of stock options

The following is a summary of stock options which are outstanding as at December 31, 2012:

	# of	# of	average
exercise	stock options	stock options	remaining contractual
price	outstanding	exercisable	life (years)

$0.45	105,600	105,600	2.8
$0.53	150,000	100,000	1.0
$0.63	450,000	450,000	1.6
$0.75	395,000	-	4.5
$0.76	90,000	-	5.0
$0.86	815,000	-	4.6
$0.89	150,000	-	4.1
$1.16	435,000	255,000	3.6
$1.20	300,000	60,000	4.6
	2,890,600	970,600	3.7

Number of stock options outstanding
A continuity of the number of stock options outstanding at the end of each of the last three years ended December 31 is as follows:

	2012		2011
		weighted		weighted
	# of	average	# of	average
	stock options	exercise price	stock options	exercise price

Outstanding at beginning of the year	2,473,100	$1.02	2,134,804	$0.62
Granted	1,900,000	$0.89	1,054,800	$1.58
Forfeited	(390,268)	$1.72	(398,300)	$0.65
Expired unexercised	(877,232)	$1.05	(288,204)	$0.63
Cancelled	(140,000)	$0.63	-	-
Exercised	(75,000)	$0.63	(30,000)	$0.63
Options outstanding as at end of the year	2,890,600	$0.86	2,473,100	$1.02
Options exercisable as at end of the year	970,600	$0.86	1,538,100	$0.68

	2010
		weighted
	# of	average
	stock options	exercise price

Outstanding at beginning of the year	2,757,204	$1.76
Granted	248,900	$0.62
Forfeited	(431,300)	$1.48
Expired unexercised	(340,000)	$0.66
Cancelled	(2,113,204)	$1.94
Granted on re-pricing in 2010	2,113,204	$0.63
Exercised	(100,000)	$0.55
Options outstanding as at end of the year	2,134,804	$0.62
Options exercisable as at end of the year	1,737,637	$0.61

Stock based compensation expense

Stock based compensation expense is calculated based on the fair value attributed to grants of stock options using the Black-Scholes valuation model and utilizing the following weighted average assumptions:

	2012	2011	2010

Stock based compensation expense for the period	$265,000	$344,800	$577,815
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	4.0	2.8	1.8
Expected volatility in the price of common shares	79%	111%	92%
Risk free interest rate	1.0%	1.5%	1.5%
Weighted average fair market value per share at grant date	$0.52	$0.57	$0.27
Intrinsic (or "in-the-money") value per share of options exercised	$0.13	$0.22	$0.53

Warrants to purchase common shares (Tables)	12 Months Ended
Dec. 31, 2012
Warrants To Purchase Common Shares Tables
Summary of outstanding warrants to purchase common shares
The following is a summary of outstanding warrants to purchase common shares:

				Exercise
		Exercise	# of	proceeds
		price	warrants	received

Outstanding as at January 1, 2009 and 2010			-	$-
Issued on February, 2011 private placement (i)		$0.60	3,345,920	-
Exercised in 2011			(700,000)	420,000
Outstanding as at December 31, 2011			2,645,920	420,000
Exercised in 2012			(464,558)	278,760
Expired on February 16, 2012			(2,181,362)	-
			-	698,760
Issued on March and May, 2012 private placement financings (ii)		$ US 1.20	4,502,821
Outstanding as at December 31, 2012			4,502,821

These warrants expire in 2014 as follows:	March 7, 2014		2,096,175
	March 19, 2014		415,000
	March 30, 2014		605,913
	May 4, 2014		1,385,733
			4,502,821

Financial instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments Tables
Fair value of derivative instruments balance

A continuity of the fair value of derivative instruments balance is as follows:

	2012	2011

Balance, start of the year	$-	$-
Value attributed to US$ common share purchase warrants issued
in 2012 Financings (see note 7(ii))	409,143	-
Change in fair value during the year	(168,143)	-

	$241,000	$-

Value attributed to warrants

The value attributed to warrants that have been issued by NXT was calculated at issuance using the Black-Scholes valuation model utilizing the following weighted average assumptions:

	2012	2011

Expected dividends paid per common share	Nil	Nil
Expected life in years	1	0.8
Expected volatility in the price of common shares	66%	94%
Risk free interest rate	1.0%	1.5%
Weighted average fair market value per warrant issued	$ US 0.05	$0.14

Income tax expense (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expense Tables
Income tax expense

Income tax expense is different from the expected amount that would be computed by applying the statutory Canadian federal and provincial income tax rates to NXT's income (loss) before income taxes as follows:

	2012	2011	2010

Net income (loss) before income taxes	$2,489,149	$(3,584,601)	$(4,452,428)
Canadian statutory income tax rate	25.0%	26.5%	28.0%
Income tax (recovery) at statutory income tax rate	622,287	(949,919)	(1,246,680)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	12,149	100,736	161,788
Non-capital losses expiring in the year	-	373,240	205,156
Foreign exchange adjustment	42,389	(42,965)	103,007
Tax rate reduction	-	48,066	842,818
Other	(2,148)	(2,715)	12,226
	674,677	(473,557)	78,315
Change in valuation allowance	(674,677)	473,557	(78,315)
Income taxes paid in foreign jurisdictions	426,421	-	-
Current income tax expense	$426,421	$-	$-

Unrecorded deferred income tax assets

The Company has significant unrecorded deferred income tax assets for which a full valuation allowance has been provided due to uncertainty regarding their potential utilization, as follows:

	2012	2011	2010
Net operating losses carried forward:
USA (expiration dates 2020 to 2026)	$1,908,285	$2,014,577	$1,970,205
Canada (expiration dates 2014 to 2031)	3,269,542	3,805,274	3,410,240
Timing differences on property and equipment and financing costs	2,132,545	2,177,153	2,051,012
	7,310,372	7,997,004	7,431,457
Less valuation allowance	(7,310,372)	(7,997,004)	(7,431,457)
	-	-	-

Changes in non-cash working capital (Tables)	12 Months Ended
Dec. 31, 2012
Changes In Non-Cash Working Capital Tables
Change in non-cash working capital

The change in non-cash working capital is comprised of:

	2012	2011	2010

Accounts receivable	(350,077)	(119,160)	1,139,309
Work-in-progress	135,747	(1,112,210)	-
Prepaid expenses	(97,544)	2,836	7,347
Accounts payable and accrued liabilities	275,799	771,337	(133,148)
Deferred revenue	(1,459,393)	1,776,496	-
	(1,495,468)	1,319,299	1,013,508
Portion attributable to:
Operating activities	(1,495,468)	1,319,299	1,013,508
Financing activities	-	-	-
Investing activities	-	-	-
	(1,495,468)	1,319,299	1,013,508

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Tables
Estimated remaining minimum annual lease commitment
As at December 31, 2012, the estimated remaining minimum annual lease commitment is as follows:

for the	total minimum
year ending	lease
December 31	payments

2013	$304,382
2014	304,382
2015	101,461
710,225

Geographic information (Tables)	12 Months Ended
Dec. 31, 2012
Geographic Information Tables
Revenues derived by geographic area

Revenues were derived by geographic area as follows:

	2012	2011	2010

Colombia	$2,858,221	$-	$443,011
Argentina	1,675,820	-	-
Mexico	5,727,392	-	-
Guatemala	676,142	-	-
United States of America	-	144,650	-
	10,937,575	144,650	443,011

Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Computer hardware
Annual rates and methods of depriciation	30% declining balance
Computer software
Annual rates and methods of depriciation	100% declining balance
Furniture and other equipment
Annual rates and methods of depriciation	20% declining balance
Leasehold improvements
Annual rates and methods of depriciation	over the remaining term of the lease

Restricted cash (Details) (CAD)	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash Details
Total restricted cash	433,369	74,135
Less current portion, amounts scheduled to be released to NXT within 12 months	(433,369)
Restricted cash non current portion		74,135

Property and equipment (Details) (CAD)	Dec. 31, 2012	Dec. 31, 2011
Gross property and equipment	2,613,960	2,565,407
Less accumulated depreciation, amortization and impairment	(2,286,121)	(2,161,106)
Net property and equipment	327,839	404,301
Survey equipment
Gross property and equipment	623,081	610,230
Furniture and other equipment
Gross property and equipment	528,420	526,105
Computers and software
Gross property and equipment	1,080,302	1,046,915
Leasehold improvements
Gross property and equipment	382,157	382,157

Property and equipment (Details 1) (CAD)	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Details 1
Cost		35,000
Accumulated amortization		(22,028)
Net book value		12,972

Accounts payable and accrued liabilities (Details) (CAD)	Dec. 31, 2012	Dec. 31, 2011
Gross Accrued liabilities	607,184	671,260
Trade payables, payroll withholdings and other	1,016,540	676,665
Accrued liabilities Non Current	1,623,724	1,347,925
Consultants and professional fees
Gross Accrued liabilities	114,640	167,500
Commissions payable on survey contracts
Gross Accrued liabilities		122,400
Survey expenses
Gross Accrued liabilities	29,686	18,508
Board of Directors' fees
Gross Accrued liabilities	60,000	98,612
Wages and bonuses payable
Gross Accrued liabilities	351,780	183,198
Vacation pay
Gross Accrued liabilities	51,078	81,042

Asset retirement obligation (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligation Details
Asset retirement obligation, beginning of the year	57,953	54,444	51,254
Accretion expense	3,860	3,509	4,092
Costs incurred			(902)
Asset retirement obligation, end of the year	61,813	57,953	54,444

Common shares (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Shares Details
Beginning Balance, Sahres	34,757,396	30,826,796	30,726,796
Beginning Balance, Amount	53,756,247	52,031,435	51,934,360
Issued through private placement financings, net of issue costs, Shares	4,258,005	3,200,600
Issued through private placement financings, net of issue costs, Amount	2,886,024	1,487,827
Value attributed to warrants issued in the private placement financing, Shares
Value attributed to warrants issued in the private placement financing, Amount	(409,143)	(329,826)
Issued on exercise of stock options, Shares	75,000	30,000	100,000
Issued on exercise of stock options, Amount	47,250	18,900	54,518
Issued on exercise of warrants, Shares	464,558	700,000
Issued on exercise of warrants, Amount	278,760	420,000
Transfer from contributed surplus upon exercise of stock options and warrants, Shares
Transfer from contributed surplus upon exercise of stock options and warrants, Amount	64,108	127,911	42,557
Ending Balance, Shares	39,554,959	34,757,396	30,826,796
Ending Balance, Amount	56,623,246	53,756,247	52,031,435

Common shares (Details 1) (CAD)	12 Months Ended
Dec. 31, 2012
Proceeds (in US dollars)	3,193,505
Number of common shares issued	4,258,005
Number of Warrants issued	4,258,005
Number of finder's warrants issued	244,816
Total number of warrants issued	4,502,821
March 2012
Proceeds (in US dollars)	2,216,005
Number of common shares issued	2,954,672
Number of Warrants issued	2,954,672
Number of finder's warrants issued	162,416
Total number of warrants issued	3,117,088
May 04, 2012
Proceeds (in US dollars)	977,500
Number of common shares issued	1,303,333
Number of Warrants issued	1,303,333
Number of finder's warrants issued	82,400
Total number of warrants issued	1,385,733

Preferred shares (Details) (CAD)	Dec. 31, 2012
Preferred Shares Details
Convertible upon issue, Shares	2,000,000
Convertible upon issue, Amount	3,256,400
Conditionally convertible, Shares	8,000,000
Conditionally convertible, Amount	232,600
Total Convertible Shares	10,000,000
Total Convertible Amount	3,489,000

Preferred shares (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred Shares Details Narrative
Cumulative revenue (in US dollars)	$ 23,100,000	$ 12,200,000

Income (loss) per share (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Loss Per Share Details
Net income (loss) for the year	2,062,728	(3,584,601)	(4,452,428)
Weighted average number of common shares outstanding Basic	40,453,392	35,696,620	32,774,974
Weighted average number of common shares outstanding Additional shares related to assumed exercise of Stock options under treasury stock method	337,070
Weighted average number of common shares outstanding Contingently issuable preferred shares	8,000,000
Weighted average number of common shares outstanding Diluted	48,790,462	35,696,620	32,774,974
Income (loss) per share - Basic	0.05	(0.1)	(0.14)
Income (loss) per share - Diluted	0.04	(0.1)	(0.14)

Stock options (Details) (CAD)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Exercise price	0.86	1.02	0.62	1.76
Outstanding	2,890,600	2,473,100	2,134,804	2,757,204
Number of stock options exercisable	970,600	1,538,100	1,737,637
Average remaining contractual life (years)	3 years 8 months 12 days
Range One
Exercise price	0.45
Outstanding	105,600
Number of stock options exercisable	105,600
Average remaining contractual life (years)	2 years 9 months 18 days
Range Two
Exercise price	0.53
Outstanding	150,000
Number of stock options exercisable	100,000
Average remaining contractual life (years)	1 year
Range Three
Exercise price	0.63
Outstanding	450,000
Number of stock options exercisable	450,000
Average remaining contractual life (years)	1 year 7 months 6 days
Range Four
Exercise price	0.75
Outstanding	395,000
Number of stock options exercisable
Average remaining contractual life (years)	4 years 6 months
Range Five
Exercise price	0.76
Outstanding	90,000
Number of stock options exercisable
Average remaining contractual life (years)	5 years
Range Six
Exercise price	0.86
Outstanding	815,000
Number of stock options exercisable
Average remaining contractual life (years)	4 years 7 months 6 days
Range Seven
Exercise price	0.89
Outstanding	150,000
Number of stock options exercisable
Average remaining contractual life (years)	4 years 1 month 6 days
Range Eight
Exercise price	1.16
Outstanding	435,000
Number of stock options exercisable	255,000
Average remaining contractual life (years)	3 years 7 months 6 days
Range Nine
Exercise price	1.2
Outstanding	300,000
Number of stock options exercisable	60,000
Average remaining contractual life (years)	4 years 7 months 6 days

Stock options (Details 1) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of stock options
Outstanding	2,473,100	2,134,804	2,757,204
Granted	1,900,000	1,054,800	248,900
Forfeited	(390,268)	(398,300)	(431,300)
Expired unexercised	(877,232)	(288,204)	(340,000)
Cancelled	(140,000)		(2,113,204)
Granted on re-pricing in 2010			2,113,204
Exercised	(75,000)	(30,000)	(100,000)
Outstanding	2,890,600	2,473,100	2,134,804
Options exercisable as at end of the year	970,600	1,538,100	1,737,637
Weighted average exercise price
Outstanding at beginning of the year	1.02	0.62	1.76
Granted	0.89	1.58	0.62
Forfeited	1.72	0.65	1.48
Expired unexercised	1.05	0.63	0.66
Cancelled	0.63		1.94
Granted on re-pricing in 2010			0.63
Exercised	0.63	0.63	0.55
Options outstanding as at end of the year	0.86	1.02	0.62
Options exercisable as at end of the year	0.86	0.68	0.61

Stock options (Details 2) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options Details 2
Stock based compensation expense for the period	265,000	344,800	577,815
Expected dividends paid per common share	0	0	0
Expected life in years	4 years	2 years 9 months 18 days	1 year 9 months 18 days
Expected volatility in the price of common shares	79.00%	111.00%	92.00%
Risk free interest rate	1.00%	1.50%	1.50%
Weighted average fair market value per share at grant date	0.52	0.57	0.27
Intrinsic (or "in-the-money") value per share of options exercised	0.13	0.22	0.53

Stock options (Details Narrative) (CAD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Stock Options Details Narrative
Number of Options Forfieted	200,000
Number of Options Expired	200,000
Unamortized stock based compensation expense	338,000	967,000

Warrants to purchase common shares (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of warrants
Outstanding	2,473,100	2,134,804	2,757,204
Exercised	(75,000)	(30,000)	(100,000)
Outstanding	2,890,600	2,473,100	2,134,804
Expired	(877,232)	(288,204)	(340,000)
Warrant [Member]
Exercise price
Issued	1.2	0.6
Number of warrants
Outstanding	2,645,920
Issued		3,345,920
Exercised	(464,558)	(700,000)
Outstanding	4,502,821	2,645,920
Expired	(2,181,362)
Total number of warrants
Issued on March and May, 2012 private placement financings	4,502,821
Exercise proceeds received
Outstanding	420,000
Issued
Exercised	278,760	420,000
Outstanding		420,000
Expired
Total exercise proceeds	698,760
Number of warrants expired in 2014	4,502,821
March 7, 2014 | Warrant [Member]
Exercise proceeds received
Number of warrants expired in 2014	2,096,175
March 19, 2014 | Warrant [Member]
Exercise proceeds received
Number of warrants expired in 2014	415,000
March 30, 2014 | Warrant [Member]
Exercise proceeds received
Number of warrants expired in 2014	605,913
May 4, 2014 | Warrant [Member]
Exercise proceeds received
Number of warrants expired in 2014	1,385,733

Financial instruments (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments Details
Balance, start of the year fair value of derivative instruments
Value attributed to US$ common share purchase warrants issued in 2012 Financings	409,143
Change in fair value during the year	(168,143)
Net fair value of derivative instruments	241,000

Financial instruments (Details1) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected dividends paid per common share	0	0	0
Expected life in years	1 year	9 months 18 days
Expected volatility in the price of common shares	66.00%	94.00%
Risk free interest rate	1.00%	1.50%	1.50%
Weighted average fair market value per warrant issued		0.14
USD
Weighted average fair market value per warrant issued	0.05

Income tax expense (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effect of non- deductible expenses and other items:
Effective Income Tax Rate Reconciliation, Nondeductible Expense	426,421
Canada
Net income (loss) before income taxes	2,489,149	(3,584,601)	(4,452,428)
Canadian statutory income tax rate	25.00%	26.50%	28.00%
Income tax (recovery) at statutory income tax rate	622,287	(949,919)	(1,246,680)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	12,149	100,736	161,788
Non-capital losses expiring in the year		373,240	205,156
Foreign exchange adjustment	42,389	(42,965)	103,007
Tax rate reduction		48,066	842,818
Other	(2,148)	(2,715)	12,226
Effective Income Tax Rate Reconciliation, Nondeductible Expense	674,677	(473,557)	78,315
Change in valuation allowance	(674,677)	473,557	(78,315)
Income taxes paid in foreign jurisdictions	426,421
Current income tax expense	426,421

Income tax expense (Details1) (CAD)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Timing differences on property and equipment and financing costs	2,132,545	2,177,153	2,051,012
Deferred Tax Assets, Operating Loss Carryforwards	7,310,372	7,997,004	7,431,457
Less valuation allowance	(7,310,372)	(7,997,004)	(7,431,457)
Net Operating loss carry forward
Canada
Operating losses carried forward	3,269,542	3,805,274	3,410,240
US
Operating losses carried forward	1,908,285	2,014,577	1,970,205

Income tax expense (Details Narrative)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Canada
Operating Loss Carryforwards, Expiration Dates	expiration dates 2014 to 2031	expiration dates 2014 to 2031	expiration dates 2014 to 2031
US
Operating Loss Carryforwards, Expiration Dates	expiration dates 2020 to 2026	expiration dates 2020 to 2026	expiration dates 2020 to 2026

Changes in non-cash working capital (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes In Non-Cash Working Capital Details
Accounts receivable	(350,077)	(119,160)	1,139,309
Work-in-progress	135,747	(1,112,210)
Prepaid expenses	(97,544)	2,836	7,347
Accounts payable and accrued liabilities	275,799	771,337	(133,148)
Deferred revenue	(1,459,393)	1,776,496
Portion attributable to:
Operating activities	(1,495,468)	1,319,299	1,013,508
Financing activities
Investing activities
Change in non-cash working capital	(1,495,468)	1,319,299	1,013,508

Commitments and contingencies (Details) (CAD)	Dec. 31, 2012
Commitments And Contingencies Details
2013	304,382
2014	304,382
2015	101,461
Minimum annual lease commitment	710,225

Commitments and contingencies (Details Narrative) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies Details Narrative
Payments for premises lease	353,379	347,130	358,642

Geographic information (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues derived by geography	10,937,575	144,650	443,011
COLOMBIA
Revenues derived by geography	2,858,221		443,011
ARGENTINA
Revenues derived by geography	1,675,820
MEXICO
Revenues derived by geography	5,727,392
GUATEMALA
Revenues derived by geography	676,142
United States of America
Revenues derived by geography		144,650

Geographic information (Details Narrative)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Geographic Information Details Narrative
Entity wide revenue, major customer, percentage	78.00%	100.00%	100.00%

Other related party transactions (Details Narrative) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Related Party Transactions Details Narrative
Legal fees and share issuance costs	80,550	52,234	15,219
Accounts payable from legal fees and share issuance costs	11,112	8,719
Accounts payable and accrued liabilities	63,820	4,681
SFD survey contract (in US dollars)		150,000